FIVE HIGHEST PAID EMPLOYEES - Details of remuneration (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥) Director Employee	Dec. 31, 2017 CNY (¥) Director Employee	Dec. 31, 2016 CNY (¥) Director Employee
Disclosure Of Highest Paid Employees [line items]
Number of highest paid employees | Employee	9	12	10
Pension scheme contributions	¥ 688	¥ 651	¥ 695
Amount paid/payable during the year	¥ 8,284	¥ 6,517	¥ 6,403
Highest paid employees [member]
Disclosure Of Highest Paid Employees [line items]
Number of Directors who received an amount which falls within the category of the five highest paid employees | Director	0	0	0
Number of highest paid employees | Employee	5	5	5
Salaries, allowances and benefits in kind	¥ 21	¥ 21	¥ 23
Performance-related bonuses	18	19	14
Pension scheme contributions	1	1	1
Amount paid/payable during the year	¥ 40	¥ 41	¥ 38